Leases (Details) - Schedule of the company performed evaluations of its contracts and determined that each of its identified leases - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of the company performed evaluations of its contracts and determined that each of its identified leases [Abstract]
Operating lease cost	$ 435,487	$ 67,896	$ 870,975	$ 135,791	$ 271,582
Variable lease expense	147,412	6,508	294,825	12,215	24,430
Short-term lease expense	2,965	1,847	6,236	2,380	9,060
Total lease expense	$ 585,864	$ 76,251	$ 1,172,036	$ 150,386	$ 305,072